Income Taxes - Additional Information (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
	Mar. 16, 2007	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2017	Dec. 31, 2019
Income Taxes
Statutory income tax rate		25.00%
Preferential tax rate		15.00%
Income tax holiday, description		Canaan is qualified as an integrated circuit enterprise and enjoying a 5-year tax holiday (two year full exemption followed by three year half reduction) beginning from 2016 after utilizing all prior years tax losses. Therefore, Hangzhou Canaan is eligible to enjoy a preferential tax rate of 0% from 2016 to 2017 and 12.5% from 2018 to 2020.
Income tax holiday period		5 years
Income tax full exemption holiday period		2 years
Income tax half reduction holiday period		3 years
Withholding income tax rate on dividends		10.00%
Undistributed earnings available for distribution		¥ 1,628,165
Withholding income tax		0	¥ 0
Tax loss carry forwards		¥ 373,683	437,187
Tax loss carry forwards period		10 years			5 years
Operating loss carry forwards expiration start year		2030
Operating loss carry forwards expiration end year		2033
Deferred tax assets valuation allowance		¥ 96,610	¥ 17,984	¥ 304,790		¥ 254,039
Other PRC Subsidiaries
Income Taxes
Statutory income tax rate		25.00%
PRC mainland and Hong Kong subsidiaries
Income Taxes
Operating Loss Carryforwards, Limitations on Use		tax losses of RMB1,581, RMB17,173, nil and RMB3,804 will expire, if unused, by 2030, 2031, 2032 and 2033, respectively.
Tax Year 2016 to 2017
Income Taxes
Preferential tax rate		0.00%
Tax Year 2018 to 2020
Income Taxes
Preferential tax rate		12.50%
Tax Year 2019 to 2021
Income Taxes
Preferential tax rate		15.00%
2030 | PRC mainland and Hong Kong subsidiaries
Income Taxes
Operating Loss Carryforwards, Subject to Expiration		¥ 1,581
Operating Loss Carryforwards, Expiration year		2030
2031 | PRC mainland and Hong Kong subsidiaries
Income Taxes
Operating Loss Carryforwards, Subject to Expiration		¥ 17,173
Operating Loss Carryforwards, Expiration year		2031
2032 | PRC mainland and Hong Kong subsidiaries
Income Taxes
Operating Loss Carryforwards, Subject to Expiration		¥ 0
2033 | PRC mainland and Hong Kong subsidiaries
Income Taxes
Operating Loss Carryforwards, Subject to Expiration		¥ 3,804
Operating Loss Carryforwards, Expiration year		2033
Hong Kong
Income Taxes
Statutory income tax rate		16.50%	16.50%	16.50%
Hong Kong | FIE
Income Taxes
Ownership percentage		25.00%
Hong Kong | Maximum
Income Taxes
Withholding income tax rate		5.00%
China | Enterprise Income Tax
Income Taxes
Statutory income tax rate	25.00%
United States
Income Taxes
Statutory income tax rate		21.00%	21.00%	21.00%
Singapore
Income Taxes
Statutory income tax rate		17.00%	17.00%	17.00%